EMBEDDED DERIVATIVE ASSET - Additional Information (Details) $ / shares in Units, oz in Millions				1 Months Ended		12 Months Ended
	Aug. 05, 2020 CAD ($) oz	Mar. 29, 2017 USD ($) t $ / oz	Oct. 02, 2008 USD ($)	Mar. 29, 2017 USD ($) t $ / oz shares	Mar. 29, 2017 CAD ($) shares	Dec. 31, 2020 CAD ($) $ / oz	Dec. 31, 2019 CAD ($)	Aug. 04, 2022	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CAD ($)	Aug. 05, 2020 USD ($) shares	Aug. 05, 2020 CAD ($) shares	Aug. 04, 2020 $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Number of common share purchase warrants | shares											2,000,000	2,000,000
Number of shares per warrant | shares											1	1
Exercise price											3.50%	3.50%
Fair value							$ 40,000				$ 3,624,000	$ 4,806,000
Change in fair value of the embedded derivative						$ (21,728,000)	$ 5,489,000
Derivative asset										$ 13,074,000
Percentage of Life of Mine Silver			25.00%
Proceeds From Up-front Deposit Payments			$ 50,000,000
Proceeds From Further Up-front Deposit Payments			$ 3.90
Silver Purchase Agreement, initial Term			40 years
Mine and mill Completion per day | t		400		400
Reduction of mill throughput per day | t		322		322
Number Of Shares Issued as a consideration to wheaton | shares				3,000,000	3,000,000
Value Of Shares Issued as a consideration to wheaton				$ 4,934,948	$ 6,600,000
Up front deposit amount		$ 50,000,000		50,000,000
Percentage Of Interest Representing Future Production						25.00%
Production payment per ounce | $ / oz						3.90
Obligation to pay capacity related refund		8,788,000		$ 8,788,000
Repayment Of Original Deposit		$ 50,000,000
Cost
Disclosure of non-adjusting events after reporting period [line items]
Embedded derivative asset credited against the mineral properties balance						$ 14,835,000
Mineral properties | Cost
Disclosure of non-adjusting events after reporting period [line items]
Embedded derivative asset credited against the mineral properties balance	$ 14,835,000
Initial period
Disclosure of non-adjusting events after reporting period [line items]
Percentage of spot price payable at US$15 per ounce silver													90.00%
Spot price that pays 90% | $ / shares													$ 15
Ounces payable | oz	8
Percentage of spot price payable at US$23 per ounce silver													10.00%
Spot price that pays 10% | $ / shares													$ 23
Following the Initial Period
Disclosure of non-adjusting events after reporting period [line items]
Percentage of spot price payable at US$15 per ounce silver								90.00%
Spot price that pays 90% | $ / shares									$ 13
Percentage of spot price payable at US$23 per ounce silver								10.00%
Spot price that pays 10% | $ / shares									$ 23
Decrease in silver price
Disclosure of non-adjusting events after reporting period [line items]
Derivative asset										39,945,000
Increase in silver price
Disclosure of non-adjusting events after reporting period [line items]
Derivative asset										$ 10,352,000
Minimum
Disclosure of non-adjusting events after reporting period [line items]
Price of silver | $ / oz		13		13
Maximum
Disclosure of non-adjusting events after reporting period [line items]
Price of silver | $ / oz		30		30